Cover	May 30, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-41119
Entity Registrant Name	ST Energy Transition I Ltd.
Entity Central Index Key	0001858684
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Par-la-Ville
Entity Address, Address Line Two	4th Floor
Entity Address, Address Line Three	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
City Area Code	(441)
Local Phone Number	295-6935
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
SAIL
Title of 12(b) Security	SAIL
Trading Symbol	STET.U
Security Exchange Name	NYSE
Class A shares, $0.0001 par value per share, included as part of the SAIL
Title of 12(b) Security	Class A shares, $0.0001 par value per share, included as part of the SAIL
Trading Symbol	STET
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A Share at an exercise price of $11.50, included as part of the SAIL
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A Share at an exercise price of $11.50, included as part of the SAIL
Trading Symbol	STETWS
Security Exchange Name	NYSE